CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

7.               CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.Cash and cash equivalents:

	December 31,	December 31,
	2017	2016
Cash on hand and balances with banks	$600.8	$514.0
Short-term deposits	425.0	313.0

	$1,025.8	$827.0

Restricted cash:

	December 31,	December 31,
	2017	2016
Restricted cash (a)	$12.1	$11.6

(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnities.

ii.Accounts receivable and other assets:

	December 31,	December 31,
	2017	2016
Trade receivables	$4.5	$20.1
Prepaid expenses	19.8	21.9
VAT receivable	36.2	59.3
Deposits	11.1	11.4
Other	19.7	14.6

	$91.3	$127.3

iii.Inventories:

	December 31,	December 31,
	2017	2016
Ore in stockpiles (a)	$242.6	$242.3
Ore on leach pads (b)	358.5	301.6
In-process	122.3	78.6
Finished metal	91.5	49.1
Materials and supplies	519.3	534.1

	1,334.2	1,205.7
Long-term portion of ore in stockpiles and ore on leach pads (a),(b)	(239.9)	(218.9)

	$1,094.3	$986.8

(a)

Ore in stockpiles relates to the Company’s operating mines.  Ore in stockpiles includes low-grade material not scheduled for processing within the next twelve months which is included in other long-term assets on the consolidated balance sheet.  See Note 7 vii.

(b)

Ore on leach pads relates to the Company’s Tasiast, Fort Knox, Round Mountain and Bald Mountain mines.  Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Tasiast in 2018, Fort Knox in 2021, Bald Mountain in 2023 and Round Mountain in 2024.  Ore on leach pads includes material not scheduled for processing within the next twelve months which is included in other long-term assets on the consolidated balance sheet.  See Note 7 vii.

(c)

During the year ended December 31, 2016, inventory impairment charges of $71.3 million were recorded within cost of sales to reduce the carrying value of inventory to its net realizable value.  See Note 8 ii.

iv.Property, plant and equipment:

		Mineral Interests (a)
	Land, plant and equipment	Development and operating properties	Pre-development properties	Total
Cost
Balance at January 1, 2017	$7,791.3	$7,970.2	$164.3	$15,925.8
Additions	626.9	298.5	—	925.4
Capitalized interest	13.8	11.3	—	25.1
Disposals	(44.5)	—	(133.2)	(177.7)
Other	(12.8)	31.5	(15.6)	3.1

Balance at December 31, 2017	8,374.7	8,311.5	15.5	16,701.7

Accumulated depreciation, depletion, amortization and impairment
Balance at January 1, 2017	$(5,076.4)	$(5,852.4)	$(79.4)	$(11,008.2)
Depreciation, depletion and amortization	(529.3)	(371.5)	—	(900.8)
Impairment, net of reversals (b)	260.9	(282.4)	—	(21.5)
Disposals	38.8	—	79.2	118.0
Other	(2.4)	0.2	0.2	(2.0)

Balance at December 31, 2017	(5,308.4)	(6,506.1)	—	(11,814.5)

Net book value	$3,066.3	$1,805.4	$15.5	$4,887.2

Amount included above as at December 31, 2017:
Assets under construction	$534.2	$116.4	$—	$650.6

Assets not being depreciated (c)	$723.3	$342.8	$15.5	$1,081.6

(a)	At December 31, 2017, the significant development and operating properties include Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano and Lobo-Marte.

(b)	At December 31, 2017, an impairment charge was recorded at Paracatu and impairment reversals were recorded at Fort Knox and Tasiast, entirely related to property, plant and equipment. See Note 8 i.

(c)

Assets not being depreciated relate to land, capitalized exploration and evaluation costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests (a)
	Land, plant and equipment	Development and operating properties	Pre-development properties	Total
Cost
Balance at January 1, 2016	$7,332.2	$7,651.4	$164.3	$15,147.9
Additions	445.6	207.7	—	653.3
Acquisitions (b)	417.4	400.1	—	817.5
Book value of Round Mountain prior to remeasurement on acquisition	(359.4)	(294.7)	—	(654.1)
Capitalized interest	10.4	4.8	—	15.2
Disposals	(57.8)	(0.7)	—	(58.5)
Other	2.9	1.6	—	4.5

Balance at December 31, 2016	7,791.3	7,970.2	164.3	15,925.8

Accumulated depreciation, depletion, amortization and impairment
Balance at January 1, 2016	$(4,835.1)	$(5,639.7)	$(79.4)	$(10,554.2)
Depreciation, depletion and amortization	(528.1)	(399.4)	—	(927.5)
Impairment, net of reversals (c)	(68.3)	—	—	(68.3)
Book value of Round Mountain prior to remeasurement on acquisition	305.4	187.6	—	493.0
Disposals	50.4	—	—	50.4
Other	(0.7)	(0.9)	—	(1.6)

Balance at December 31, 2016	(5,076.4)	(5,852.4)	(79.4)	(11,008.2)

Net book value	$2,714.9	$2,117.8	$84.9	$4,917.6

Amount included above as at December 31, 2016:
Assets under construction	$373.5	$119.4	$—	$492.9

Assets not being depreciated (d)	$545.3	$322.3	$84.9	$952.5

(a)

At December 31, 2016, the significant development and operating properties include Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano and Lobo-Marte.  Included in pre-development properties are White Gold and other exploration properties.

(b)	Bald Mountain and the remaining 50% interest in Round Mountain were acquired on January 11, 2016.

(c)	At September 30, 2016, an impairment charge was recorded against property, plant and equipment at Maricunga. See Note 8 i.

(d)

Assets not being depreciated relate to land, capitalized exploration and evaluation costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Fort Knox, Round Mountain, Kupol, Paracatu, and Tasiast and had a weighted average borrowing rate of 5.54% and 4.9% during the years ended December 31, 2017 and 2016, respectively.

At December 31, 2017, $164.4 million of exploration and evaluation (“E&E”) assets were included in mineral interests (December 31, 2016 — $216.8 million).  During the year ended December 31, 2017, the Company acquired $nil E&E assets, disposed of $54.1 million E&E assets and transferred $0.2 million E&E assets to capitalized development (year ended December 31, 2016 — $nil, $nil and $nil, respectively).  During the year ended December 31, 2017, the Company capitalized $1.9 million and expensed $6.7 million of E&E costs, respectively (year ended December 31, 2016 — $1.2 million and $6.8 million, respectively).  Expensed E&E costs are included in operating cash flows.

v.Goodwill:

As at December 31, 2017 and December 31, 2016, goodwill of $162.7 million is comprised of goodwill for Kupol of $158.8 million (net of accumulated impairment of $668.4 million) and for other operations of $3.9 million (net of accumulated impairment of $nil).

vi.Long-term investments:

Unrealized gains and losses on investments classified as available-for-sale are recorded in AOCI as follows:

	December 31, 2017		December 31, 2016
	Fair value	Gains (losses) in AOCI	Fair value	Gains (losses) in AOCI
Investments in an unrealized gain position	$125.1	$26.6	$110.2	$30.3
Investments in an unrealized loss position	62.9	(19.7)	32.7	(6.7)

	$188.0	$6.9	$142.9	$23.6

vii.Other long-term assets:

	December 31,	December 31,
	2017	2016
Long-term portion of ore in stockpiles and ore on leach pads (a)	$239.9	$218.9
Deferred charges, net of amortization	8.9	8.6
Long-term receivables (b)	272.8	147.2
Advances for the purchase of capital equipment	6.4	2.8
Other	46.0	33.8

	$574.0	$411.3

(a)

Ore in stockpiles and on leach pads represents low-grade material not scheduled for processing within the next twelve months.  At December 31, 2017, long-term ore in stockpiles was at the Company’s Fort Knox, Kupol, Tasiast, Chirano and Paracatu mines, and long-term ore on leach pads was at the Company’s Fort Knox, Round Mountain, and Tasiast mines.

(b)	Long-term receivables includes an estimated benefit of $124.4 million related to the enactment of U.S. Tax Reform legislation in December 2017. See Note 17.

viii. Accounts payable and accrued liabilities:

	December 31,	December 31,
	2017	2016
Trade payables	$77.4	$86.8
Accrued liabilities	274.2	251.4
Employee related accrued liabilities	131.0	126.6

	$482.6	$464.8

ix.Accumulated other comprehensive income:

	Long-term Investments	Derivative Contracts	Total
Balance at December 31, 2015	$(18.7)	$(12.6)	$(31.3)
Other comprehensive income before tax	42.3	37.6	79.9
Tax	—	(9.5)	(9.5)

Balance at December 31, 2016	$23.6	$15.5	$39.1
Other comprehensive loss before tax	(16.4)	(2.4)	(18.8)
Tax	(0.3)	1.1	0.8

Balance at December 31, 2017	$6.9	$14.2	$21.1

Consolidated Statements of Operations

x. Other operating expense:

	Years ended December 31,
	2017	2016
Other operating expense	$129.6	$209.3

	$129.6	$209.3

Other operating expense for the year ended December 31, 2017 includes the write-off of value-added tax (“VAT”) receivables and settlement of VAT disputes, costs related to the temporary curtailment of mining activities at Paracatu, costs related to the Fort Knox Gilmore Feasibility study, reclamation expenses related to properties where mining activities have ceased or are in reclamation, and care and maintenance and other costs.

Other operating expense for the year ended December 31, 2016 includes the write-off of VAT receivables and settlement of VAT disputes due to regulatory changes in Brazil, costs related to the suspension of mining activities at Maricunga and Tasiast, reclamation expenses related to properties where mining activities have ceased or are in reclamation, and care and maintenance and other costs.

xi. Other income (expense)  — net:

	Years ended December 31,
	2017	2016

Gain on disposition of associate and other interests - net(a)	$55.2	$—
Gain on disposition of other assets - net	1.9	9.7
Reversal of impairment charges (b)	97.0	—
Foreign exchange losses	(4.9)	(6.3)
Net non-hedge derivative gains (losses)	0.3	(0.4)
Other (c)	38.6	19.5

	$188.1	$22.5

(a)

During the year ended December 31, 2017, the Company recognized a gain on disposition of its interests in Cerro Casale and Quebrada Seca of $12.7 million, a loss on disposition of its interest in White Gold of $1.7 million, and a gain on disposition of its interest in DeLamar of $44.2 million.  See Note 6.

(b)	During the year ended December 31, 2017, the Company recognized a reversal of impairment charges related to the sale of its interest in Cerro Casale. See Note 6 i.

(c)	Other includes insurance recoveries of $17.5 million and $9.9 million related to a settlement of a royalty agreement.

xii. Finance expense:

	Years ended December 31,
	2017	2016
Accretion on reclamation and remediation obligations	$(31.3)	$(34.2)
Interest expense, including accretion on debt (a)	(86.5)	(100.4)

	$(117.8)	$(134.6)

(a)	During the years ended December 31, 2017 and 2016, $25.1 million and $15.2 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7 iv.

Total interest paid, including interest capitalized, during the year ended December 31, 2017 was $80.9 million (year ended December 31, 2016 - $95.3 million).

xiii.Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2017	2016
Salaries, short-term incentives, and other benefits	$678.5	$665.7
Share-based payments	25.9	26.8
Other	11.2	19.2

	$715.6	$711.7